Loan Credit Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Debt Disclosure [Abstract]
Loan Credit Agreement

Note 5. Loan Credit Agreement

The Company entered a credit facility with a stockholder on September 6, 2013. The credit facility provides financing for the Company, primarily for the purchase of eligible investments. The facility works as a delayed draw credit facility with the Company having the ability to draw down, as necessary, over the next 18 months (the “Draw Period”) up to $30 million, based on certain conditions. The credit facility provides for an initial $15 million to be available at closing. On or before the last day of the Draw Period, SWK can request the loan amount to be increased to $30 million upon SWK realizing net proceeds of at least $10 million in cash through the issuance of new equity securities. Repayment of the facility is due upon maturity, four years from the closing date. The stockholder, as lender, has received a security interest in basically all assets of the Company as collateral for the facility. In conjunction with the credit facility, the Company issued warrants to the stockholder for 1,000,000 shares of the Company’s common stock at a strike price of $1.3875. In connection with the credit agreement, the Company and the stockholder entered into a Voting Rights Agreement restricting the stockholder’s voting rights under certain circumstances and providing the stockholder a right of first offer on certain future share issuances. There is no outstanding balance under the credit facility as of September 30, 2013.

Due to certain provisions within the warrant agreement, the warrant meets the definition of a derivative and does not qualify for a scope exception as they are not considered indexed in the Company’s stock. As such, the warrant with a value of $288,000 at September 30, 2013, is reflected as a warrant liability in the unaudited condensed consolidated balance sheet. Subsequent changes to fair value will be included in interest and other (expense) income, net. The Company determined the fair value using the Black-Scholes option pricing model with the following assumptions:

Dividend rate	0%
Risk-free rate	1%
Expected life (years)	6.9
Expected volatility	27%

A total of $568,000 of deferred financing costs are being recognized as interest expense ratably over the term of the loan credit agreement.  The $568,000 of deferred financing costs resulted from the payment of $336,000 in lender fees and $232,000 in the initial value of the warrant in connection with obtaining the loan credit agreement. For the three and nine months ended September 30, 2013, amortization of the debt issuance costs was $16,000.

Note 7. Loan Credit Agreement with Related Party

The Company entered a credit facility with an affiliate of a stockholder on September 6, 2013. The credit facility provides financing for the Company, primarily for the purchase of eligible investments. The facility matures on September 6, 2017 and provides that the loan shall accrue interest at the LIBOR rate plus a 6.50% margin. As of December 31, 2013, the applicable interest rate was 6.75%. The principal is repayable in full at maturity. The facility works as a delayed draw credit facility with the Company having the ability to drawdown, as necessary, over the next 18 months (the "Draw Period") up to $30,000,000, based on certain conditions. The credit facility provided for an initial $15,000,000 to be available at closing. The Company executed a draw of $5,000,000 on December 9, 2013 which is reflected as Loan credit agreement in the consolidated balance sheet. Subsequent to December 31, 2013, the Company has executed draws of an additional $6,000,000 to fund certain eligible investments (See discussion of investments subsequent to December 31, 2013, in Note 12). On or before the last day of the Draw Period, the Company can request the loan amount to be increased to $30 million upon the Company realizing net proceeds of at least $10 million in cash through the issuance of new equity securities. Repayment of the facility is due upon maturity, four years from the closing date. The stockholder’s affiliate, as lender, has received a security interest in basically all assets of the Company as collateral for the facility. In conjunction with the credit facility, the Company issued warrants to the stockholder’s affiliate for 1,000,000 shares of the Company’s common stock at a strike price of $1.3875. In connection with the credit agreement, the Company and the stockholder and certain of the stockholder’s affiliates, including the lender entered into a Voting Rights Agreement restricting the stockholder’s and such affiliates’ voting rights under certain circumstances and providing the stockholder and such affiliates a right of first offer on certain future share issuances.

Due to certain provisions within the warrant agreement, the warrants meets the definition of a derivative and do not qualify for a scope exception as it is not considered indexed in the Company’s stock. As such, the warrants with a value of $292,000 at December 31, 2013, are reflected as a warrant liability in the consolidated balance sheet. Changes to fair value are included in interest and other (expense) income, net as detailed in Note 6. The Company determined the fair value using the Black-Scholes option pricing model with the following assumptions:

December 31, 2013
Dividend rate	0%
Risk-free rate	2.5%
Expected life (years)	6.7
Expected volatility	27%

During the year ended December 31, 2013, the Company recognized interest expense totaling $68,000. Interest expense included $21,000 of interest due the lender, as well as $47,000 of debt issuance cost amortization. A total of $571,000 of deferred financing costs, including $338,000 in lender fees and $232,000 in the initial value of the warrants, are being recognized as interest expense ratably over the four year term of the loan credit agreement.